UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number: 028-13652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            July 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               30
                                                  -----------------------

Form 13F Information Table Value Total:            $ 146225(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ATT&T Inc                    COM              00206R102       228.94      6420             SOLE                      6420
Amarin Corp Plc New Adrf     SPON ADR NEW      23111206      1109.81     76750             SOLE                     76750
Antares Pharma Inc           COM               36642106        56.27     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       809.42      1386             SOLE                      1386
Baker Hughes Inc             COM              057224107      6856.22    166818             SOLE                    166818
Bank of America Corp         COM               60505104       107.98     13201             SOLE                     13201
Berkshire Hathaway Cl B      CL B             084670207       484.73      5817             SOLE                      5817
Boston Scientific Corp       COM              101137107        58.12     10250             SOLE                     10250
Cenovus Energy Inc           COM              15135U109      7598.61    238950             SOLE                    238950
Chevrontexaco Corp           COM              166764100       259.00      2455             SOLE                      2455
Chimera Investment Corp      COM              16934Q109        29.50     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105      7217.30    363592             SOLE                    363592
Exxon Mobil Corporation      COM              30231G102       427.44      4995             SOLE                      4995
Gencor Industries Inc        COM              368678108       128.35     17000             SOLE                     17000
Goldman Sachs Group Inc      COM              38141G104       262.32      2737             SOLE                      2737
Hertz Global Hldgs Inc       COM              42805T105      6758.77    528029             SOLE                    528029
Metlife Inc                  COM              59156R108      5916.91    191796             SOLE                    191796
National Oilwell Varco       COM              637071101      8983.39    139047             SOLE                    139047
Newcastle Investment Cp      COM              65105M108      8954.85   1336544             SOLE                   1336544
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      2688.68    936824             SOLE                    936824
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      5517.10    353887             SOLE                    353887
Prudential Financial Inc     COM              744320102      1791.28     36987             SOLE                     36987
Seadrill Ltd                 SHS              G7945E105      8085.50    227632             SOLE                    227632
Sigma Aldrich Corp           COM              826552101       282.41      3820             SOLE                      3820
Sino Clean Energy New        COM NEW          82936G200         0.00     20000             SOLE                     20000
Sirius Satellite Radio       COM              86967N108        19.24     10400             SOLE                     10400
Superior Energy Services     COM              868157108      8315.20    411033             SOLE                    411033
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     24314.83    630735             SOLE                    630735
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     27297.03    976638             SOLE                    976638
Teekay Tankers Ltd Cl Af     CL A             Y8565N102     11665.50   2558223             SOLE                   2558223

TOTAL $146225 (X1000)

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